10. EARNINGS PER SHARE (Details- Basic and diluted net income per share) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income (loss)	$ 279,961	$ (7,332,474)	$ 2,753,593
Less: Non cash income from changes in fair value of derivative liabilities	0	0	(133,395)
Net loss - diluted	$ 279,961	$ (7,332,474)	$ 2,620,198
Weighted average common shares outstanding - basic	14,880,909	13,035,203	9,115,416
Common stock options	$ 0	$ 0	$ 4,444
Common stock warrants - liability treatment	$ 0	$ 0	$ 41,666
Weighted average common shares outstanding - diluted	15,310,909	13,035,203	9,161,527
Net income per share data:
Basic	$ .02	$ (0.56)	$ 0.30
Diluted	$ .02	$ (0.56)	$ 0.30